Leases - Summary of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	₩ 4,235,100	₩ 4,612,352
Less: Discount	(427,220)	(449,209)
Present value of lease payment	3,807,880	4,163,143	₩ 4,410,503
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	641,525	639,756
1~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,898,846	2,047,584
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	₩ 1,694,729	₩ 1,925,012